Disposal of VoIP Supply LLC - Summary of Fair Value Recognized on Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Trade and other receivables	$ 11,305	$ 15,131
Inventories	4,762	8,227
Other current assets	4,043	3,629
Property and equipment	4,797	6,433
Right-of-use assets	5,909	7,215
Intangible assets	59,012	91,124
Goodwill	118,446	186,840	$ 187,502
Accounts payable and accrued liabilities	(14,557)	(15,552)
Sales tax payable	(1,365)	(4,012)
Lease obligations on right-of-use assets	(6,878)	(8,208)	$ (11,284)
Other non-current liabilities	(1,628)	(1,830)
Loss on sale, divestiture of subsidiary	0	$ (99)
Disposal
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration	$ 4,500